Tidal ETF Trust

234 W Florida St, Suite 203

Milwaukee, WI 53204

November 22, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its eight series, the Unlimited HFEQ Equity Long/Short Return Tracker ETF, Unlimited HFGM Global Macro Return Tracker ETF, Unlimited HFEV Event Driven Return Tracker ETF, Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures Return Tracker ETF, Unlimited Ultra HFND Multi-Strategy Return Tracker ETF and Unlimited Low-Beta HFND Multi-Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective November 17, 2023, and filed electronically as Post-Effective Amendment No. 202 to the Trust’s Registration Statement on Form N-1A on November 17, 2023.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC